Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Compensation of Executives and Board Level Directors	Compensation of executives and Board level directors
For the years ended December 31,	2023	2022	2021
Short-term benefits (including salaries)	$17,014	$16,586	$15,465
Special payments(1)	—	—	597
Post-employment benefits	1,790	2,114	2,514
Share-based payments	31,551	65,314	73,090
	$50,355	$84,014	$91,666

(1)      Balance relates to the special cash distribution effective January 25, 2017.

Schedule of Award Issued under the Omnibus Plan	The following Awards were issued under the Omnibus Plan:
For the years ended December 31,	2023	2022
DSUs issued to certain members of the Board of Directors	78,040	46,576
RSUs to key management personnel, which vest over a three-year period	464,834	230,048
PSUs to key management personnel, which include both a time and performance condition on vesting	281,683	140,583
Stock options to key management personnel	550,519	285,149

Schedule of Awards Settled in a Net Settlement basis in Exchange	Of the Awards that were issued under the Omnibus Plan, the following Awards have been settled.
For the year ended December 31, 2023	Forfeited	Awards Settled	Public Shares issued
DSUs issued to certain members of the Board of Directors	—	—	—
RSUs to key management personnel, which vest over a three-year period(1)	17,426	77,593	39,672
PSUs to key management personnel, which include both a time and performance condition on vesting	47,129	—	—
Stock options to key management personnel	32,403	—	—

(1)      RSUs were settled on a net settlement basis

Schedule of Related Parties Transaction	Sale of goods and services
For the years ended December 31,	2021
Revenue	$105
Purchase of goods and services
For the years ended December 31,	2021
Operating expenses	$5,230